Equity (Details) - USD ($) $ in Thousands						1 Months Ended
	Jul. 07, 2022	Feb. 25, 2021	Feb. 12, 2021	Jan. 19, 2021	Jan. 11, 2021	Jun. 17, 2022	Oct. 31, 2021	Jun. 30, 2021
Equity (Details) [Line Items]
Authorized share capital			50,000,000
Bottom of Range [Member]
Equity (Details) [Line Items]
Increase the authorized number of shares						50,000,000
Top of Range [Member]
Equity (Details) [Line Items]
Increase the authorized number of shares						200,000,000
Public Offering [Member]
Equity (Details) [Line Items]
Total gross proceeds (in Dollars)		$ 9,700			$ 9,680
Board of Directors [Member]
Equity (Details) [Line Items]
Number of option grant							90,000	1,280,000
Subsequent Event [Member]
Equity (Details) [Line Items]
Reverse split, description	*On July 7, 2022, the Company effected a reverse split of the Company’s authorized and outstanding ordinary shares at a ratio of 20:1 (the “Reverse Split”) and increased the authorized number of shares. Those changes were approved by the Company’s shareholders on June 17, 2022. On July 8, 2022, following the Reverse Split, the Company effected a change in the American Depositary Share (“ADSs”) ratios for its American Depositary Receipt program such that each ADS represents one ordinary share of no par value of the Company (the “Ordinary Share”), instead of twenty (20) pre-Reverse Split Ordinary Shares. The change in the ADS ratio is a technical change made in order to align the ratio so that one ADS equals to one ordinary share.
ADS [Member]
Equity (Details) [Line Items]
Underwriting agreement, description		On February 25, 2021, the Company entered into an underwriting agreement with Aegis pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,258,438 ADSs for a public offering price of USD 2.60 per ADS.			On January 11, 2021, the Company entered into an underwriting agreement with Aegis Capital Corp. (hereinafter – “Aegis”), pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,659,735 ADSs of no par value for a public offering price of USD 2.30 per ADS.
ADS [Member] | Public Offering [Member]
Equity (Details) [Line Items]
Purchase additional percent of ADS		15.00%			15.00%
ADS [Member] | Over-Allotment Option [Member]
Equity (Details) [Line Items]
Purchase an additional ADS		488,765,000		548,960